Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.
Prospectus Date	rr_ProspectusDate	Dec. 26, 2014
Supplement [Text Block]	pgtrf_SupplementTextBlock

Prudential Global Total Return Fund, Inc.

Supplement dated March 9, 2015 to the

Currently Effective Prospectus and Statement of Additional Information

As approved by the Board of Directors of the Fund at its meeting held on March 3-5, 2015, effective as of March 9, 2015, the Fund will reduce its contractual Class A distribution and service (12b-1) fee from 0.30% to 0.25% of average daily net assets and terminate the current 12b-1 fee waiver applicable to Class A shares of the Fund. To reflect these changes, the Fund's Prospectus is hereby amended as follows:

1.	In the Prospectus section entitled Fund Summary—Fund Fees and Expenses, the table entitled "Annual Fund Operating Expenses" is deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class Q	Class Z
Management fees	0.65%	0.65%	0.65%	0.65%	0.65%
+ Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	None	None
+ Other expenses	0.35%	0.35%	0.35%	0.22%	0.35%
= Total annual Fund operating expenses	1.25%	2.00%	2.00%	0.87%	1.00%
- Fee waiver or expense reimbursement	(0.19)%	(0.19)%	(0.19)%	(0.06)%	(0.19)%
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement(1)	1.06%	1.81%	1.81%	0.81%	0.81%

(1) The manager has contractually agreed through February 29, 2016 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses, including taxes, interest and brokerage commissions, acquired fees and expenses) of each class of shares to 0.81% of the Fund's average daily net assets. This waiver may not be terminated prior to February 29, 2016 without the prior approval of the Fund's Board of Directors.

2.	In the Prospectus section entitled Fund Summary—Fund Fees and Expenses, in the subsection entitled "Example," the table is deleted in its entirety and replaced with the following:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$553	$811	$1,088	$1,877	$553	$811	$1,088	$1,877
Class B	$684	$909	$1,160	$2,027	$184	$609	$1,060	$2,027
Class C	$284	$609	$1,060	$2,312	$184	$609	$1,060	$2,312
Class Q	$83	$272	$476	$1,067	$83	$272	$476	$1,067
Class Z	$83	$299	$534	$1,207	$83	$299	$534	$1,207

Prudential Global Total Return Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pgtrf_SupplementTextBlock

Prudential Global Total Return Fund, Inc.

Supplement dated March 9, 2015 to the

Currently Effective Prospectus and Statement of Additional Information

As approved by the Board of Directors of the Fund at its meeting held on March 3-5, 2015, effective as of March 9, 2015, the Fund will reduce its contractual Class A distribution and service (12b-1) fee from 0.30% to 0.25% of average daily net assets and terminate the current 12b-1 fee waiver applicable to Class A shares of the Fund. To reflect these changes, the Fund's Prospectus is hereby amended as follows:

1.	In the Prospectus section entitled Fund Summary—Fund Fees and Expenses, the table entitled "Annual Fund Operating Expenses" is deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class Q	Class Z
Management fees	0.65%	0.65%	0.65%	0.65%	0.65%
+ Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	None	None
+ Other expenses	0.35%	0.35%	0.35%	0.22%	0.35%
= Total annual Fund operating expenses	1.25%	2.00%	2.00%	0.87%	1.00%
- Fee waiver or expense reimbursement	(0.19)%	(0.19)%	(0.19)%	(0.06)%	(0.19)%
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement(1)	1.06%	1.81%	1.81%	0.81%	0.81%

(1) The manager has contractually agreed through February 29, 2016 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses, including taxes, interest and brokerage commissions, acquired fees and expenses) of each class of shares to 0.81% of the Fund's average daily net assets. This waiver may not be terminated prior to February 29, 2016 without the prior approval of the Fund's Board of Directors.

2.	In the Prospectus section entitled Fund Summary—Fund Fees and Expenses, in the subsection entitled "Example," the table is deleted in its entirety and replaced with the following:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$553	$811	$1,088	$1,877	$553	$811	$1,088	$1,877
Class B	$684	$909	$1,160	$2,027	$184	$609	$1,060	$2,027
Class C	$284	$609	$1,060	$2,312	$184	$609	$1,060	$2,312
Class Q	$83	$272	$476	$1,067	$83	$272	$476	$1,067
Class Z	$83	$299	$534	$1,207	$83	$299	$534	$1,207

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2016
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Prudential Global Total Return Fund, Inc. | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.65%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
+ Other expenses	rr_OtherExpensesOverAssets	0.35%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.25%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.06%	[1]
1 Year	rr_ExpenseExampleYear01	553
3 Years	rr_ExpenseExampleYear03	811
5 Years	rr_ExpenseExampleYear05	1,088
10 Years	rr_ExpenseExampleYear10	1,877
1 Year	rr_ExpenseExampleNoRedemptionYear01	553
3 Years	rr_ExpenseExampleNoRedemptionYear03	811
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,088
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,877
Prudential Global Total Return Fund, Inc. | Class B
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.65%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.35%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.00%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.81%	[1]
1 Year	rr_ExpenseExampleYear01	684
3 Years	rr_ExpenseExampleYear03	909
5 Years	rr_ExpenseExampleYear05	1,160
10 Years	rr_ExpenseExampleYear10	2,027
1 Year	rr_ExpenseExampleNoRedemptionYear01	184
3 Years	rr_ExpenseExampleNoRedemptionYear03	609
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,060
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,027
Prudential Global Total Return Fund, Inc. | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.65%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.35%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.00%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.81%	[1]
1 Year	rr_ExpenseExampleYear01	284
3 Years	rr_ExpenseExampleYear03	609
5 Years	rr_ExpenseExampleYear05	1,060
10 Years	rr_ExpenseExampleYear10	2,312
1 Year	rr_ExpenseExampleNoRedemptionYear01	184
3 Years	rr_ExpenseExampleNoRedemptionYear03	609
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,060
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,312
Prudential Global Total Return Fund, Inc. | Class Q
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.65%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.22%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	0.87%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.81%	[1]
1 Year	rr_ExpenseExampleYear01	83
3 Years	rr_ExpenseExampleYear03	272
5 Years	rr_ExpenseExampleYear05	476
10 Years	rr_ExpenseExampleYear10	1,067
1 Year	rr_ExpenseExampleNoRedemptionYear01	83
3 Years	rr_ExpenseExampleNoRedemptionYear03	272
5 Years	rr_ExpenseExampleNoRedemptionYear05	476
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,067
Prudential Global Total Return Fund, Inc. | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.65%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.35%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.00%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.81%	[1]
1 Year	rr_ExpenseExampleYear01	83
3 Years	rr_ExpenseExampleYear03	299
5 Years	rr_ExpenseExampleYear05	534
10 Years	rr_ExpenseExampleYear10	1,207
1 Year	rr_ExpenseExampleNoRedemptionYear01	83
3 Years	rr_ExpenseExampleNoRedemptionYear03	299
5 Years	rr_ExpenseExampleNoRedemptionYear05	534
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,207

[1]	The manager has contractually agreed through February 29, 2016 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses, including taxes, interest and brokerage commissions, acquired fees and expenses) of each class of shares to 0.81% of the Fund's average daily net assets. This waiver may not be terminated prior to February 29, 2016 without the prior approval of the Fund's Board of Directors.